February 5, 2002

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:     Managers AMG Funds:
        Frontier Small Company Value Fund
        Frontier Growth Fund
        First Quadrant Tax-Managed Equity Fund
        File Nos. 333-84639; 811-9521
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Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Managers AMG Funds (the
"Trust") hereby certifies that:

(1)	the forms of prospectus and statement of additional
information for Frontier Small Company Value Fund, Frontier
Growth Fund and First Quadrant Tax-Managed Equity Fund, series of the Trust, that would have been filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Trust's
Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 14 to the
Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on January 30, 2002.

Very truly yours,

Managers AMG Funds

By:     /s/Donald S. Rumery
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        Donald S. Rumery
        Treasurer

cc:     John M. Ganley, Staff Examiner
        Securities and Exchange Commission
        Philip H. Newman, Esquire
        Goodwin Procter LLP